Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Revenue, Profit and Significant Segment Expenses
Segment revenue, profit and significant segment expenses are as follows:

	Year ended	Year ended	Year ended
(in millions of $ )	December 31, 2025	December 31, 2024	December 31, 2023
Total operating revenues	131.9	123.6	36.7
Less:
Crew costs	(15.6)	(14.0)	(4.9)
Other vessel operating expenses(1)	(12.4)	(9.8)	(3.7)
Voyage expenses and commissions	(1.6)	(1.6)	(0.6)
General and administrative expenses(2)	(4.9)	(5.0)	(3.8)
Depreciation	(29.2)	(26.5)	(9.1)
Income/(Loss) from equity method investment	—	—	—
Interest income	1.0	1.0	0.8
Interest expense, net of amounts capitalized	(51.4)	(46.6)	(13.6)
Other financial income (expenses), net	(0.1)	—	(0.3)
Income tax (expenses)	—	—	—
Segment and consolidated net income (loss)	17.7	21.1	1.5

(1) Other vessel operating expenses include repairs and maintenance, spares, stores and consumables, lubricating oil, vessel insurance, services and subscriptions, and vessel management fees.

(2) General and administrative expenses include directors and officers insurance, management fees, audit and accounting fees, administrative salaries, directors’ fees, legal fees, listing fees, share based compensation costs, and other administrative expenses.

Schedule of Revenue by Major Customers
Revenues from each of the following customers accounted for over 10% of our consolidated revenues:

	Year ended		Year ended		Year ended
(in millions of $)	December 31, 2025		December 31, 2024		December 31, 2023
Major commodity trading company	75.5	57%	64.6	52%	14.9	41%
Commodity and energy transition company	22.3	17%	24.0	19%	13.1	35%
Multi-modal transport company	22.8	17%	28.4	23%	8.7	24%